UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Summit Municipal Income Fund

Investor Class (PRINX)

This annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Investor Class	$46	0.45%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the Bloomberg Municipal Bond Index, the fund’s positioning around market volatility contributed positively to performance, as municipal bond prices fluctuated less than anticipated. The fund’s longer-than-benchmark average duration profile also contributed, and coupon payments generated by the portfolio’s holdings further boosted performance.

  Conversely, security selection within the revenue sector detracted from relative results as selection decisions in the dedicated tax, lease/appropriation, and airport revenue segments weighed on performance. The fund’s positioning along the yield curve also detracted, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened.

  The fund seeks a high level of income exempt from federal income taxes. We maintained a preference for revenue bonds over general obligation debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, toll road, and industrial revenue/pollution control revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $25,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	25,000	25,000
2016	25,634	25,577
2016	26,039	25,888
2016	26,594	26,387
2016	26,254	26,015
2017	25,571	25,505
2017	25,981	25,925
2017	26,548	26,454
2017	26,761	26,585
2018	26,702	26,404
2018	26,615	26,328
2018	26,978	26,717
2018	26,609	26,449
2019	27,263	27,266
2019	28,031	27,950
2019	28,758	28,669
2019	29,079	28,940
2020	29,741	29,624
2020	27,667	28,554
2020	29,812	30,205
2020	29,688	29,980
2021	30,835	30,813
2021	30,937	30,766
2021	31,573	31,199
2021	31,134	30,770
2022	30,691	30,231
2022	28,629	28,340
2022	29,065	29,038
2022	26,780	27,084
2023	28,977	29,249
2023	28,899	29,155
2023	29,094	29,307
2023	27,425	27,800
2024	30,097	30,098
2024	29,911	29,762
2024	30,700	30,404
2024	30,845	30,496
2025	30,980	30,724
2025	30,439	30,257
2025	30,248	30,403
2025	31,873	31,767

202501-4140694, 202512-4880947

F84-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Income Fund (Investor Class)	3.33%	1.43%	2.46%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.17	1.16	2.42

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,180,992
  Number of Portfolio Holdings914
  Investment Advisory Fees Paid (000s)$9,348
  Portfolio Turnover Rate30.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Texas	11.6%
New York	10.8
California	9.1
Georgia	6.1
Florida	5.0
Maryland	4.3
Puerto Rico	4.0
District of Columbia	3.6
Virginia	3.5
Other	42.0

Industry Allocation (as a % of Net Assets)

Transportation	25.0%
Health Care	12.3
Special Tax	12.1
Housing	7.4
Education	6.8
General Obligations - Local	6.6
General Obligations - State	5.8
Water & Sewer	4.1
Leasing	3.1
Other	16.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Income Fund

Investor Class (PRINX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Summit Municipal Income Fund

Advisor Class (PAIMX)

This annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Advisor Class	$71	0.70%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the Bloomberg Municipal Bond Index, the fund’s positioning around market volatility contributed positively to performance, as municipal bond prices fluctuated less than anticipated. The fund’s longer-than-benchmark average duration profile also contributed, and coupon payments generated by the portfolio’s holdings further boosted performance.

  Conversely, security selection within the revenue sector detracted from relative results as selection decisions in the dedicated tax, lease/appropriation, and airport revenue segments weighed on performance. The fund’s positioning along the yield curve also detracted, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened.

  The fund seeks a high level of income exempt from federal income taxes. We maintained a preference for revenue bonds over general obligation debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, toll road, and industrial revenue/pollution control revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $25,000 Investment as of October 31, 2025

	Advisor Class	Regulatory/Strategy Benchmark
2015	25,000	25,000
2016	25,618	25,577
2016	26,006	25,888
2016	26,563	26,387
2016	26,186	26,015
2017	25,489	25,505
2017	25,882	25,925
2017	26,430	26,454
2017	26,625	26,585
2018	26,549	26,404
2018	26,446	26,328
2018	26,791	26,717
2018	26,407	26,449
2019	27,040	27,266
2019	27,785	27,950
2019	28,488	28,669
2019	28,788	28,940
2020	29,424	29,624
2020	27,380	28,554
2020	29,482	30,205
2020	29,318	29,980
2021	30,432	30,813
2021	30,513	30,766
2021	31,121	31,199
2021	30,669	30,770
2022	30,214	30,231
2022	28,167	28,340
2022	28,578	29,038
2022	26,314	27,084
2023	28,455	29,249
2023	28,362	29,155
2023	28,535	29,307
2023	26,880	27,800
2024	29,481	30,098
2024	29,282	29,762
2024	30,035	30,404
2024	30,158	30,496
2025	30,270	30,724
2025	29,724	30,257
2025	29,519	30,403
2025	31,085	31,767

202501-4140694, 202512-4880947

F284-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Income Fund (Advisor Class)	3.07%	1.18%	2.20%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.17	1.16	2.42

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,180,992
  Number of Portfolio Holdings914
  Investment Advisory Fees Paid (000s)$9,348
  Portfolio Turnover Rate30.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Texas	11.6%
New York	10.8
California	9.1
Georgia	6.1
Florida	5.0
Maryland	4.3
Puerto Rico	4.0
District of Columbia	3.6
Virginia	3.5
Other	42.0

Industry Allocation (as a % of Net Assets)

Transportation	25.0%
Health Care	12.3
Special Tax	12.1
Housing	7.4
Education	6.8
General Obligations - Local	6.6
General Obligations - State	5.8
Water & Sewer	4.1
Leasing	3.1
Other	16.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Income Fund

Advisor Class (PAIMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Summit Municipal Income Fund

I Class (PRIMX)

This annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - I Class	$36	0.35%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the Bloomberg Municipal Bond Index, the fund’s positioning around market volatility contributed positively to performance, as municipal bond prices fluctuated less than anticipated. The fund’s longer-than-benchmark average duration profile also contributed, and coupon payments generated by the portfolio’s holdings further boosted performance.

  Conversely, security selection within the revenue sector detracted from relative results as selection decisions in the dedicated tax, lease/appropriation, and airport revenue segments weighed on performance. The fund’s positioning along the yield curve also detracted, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened.

  The fund seeks a high level of income exempt from federal income taxes. We maintained a preference for revenue bonds over general obligation debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, toll road, and industrial revenue/pollution control revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark
3/1/19	500,000	500,000
4/30/19	511,957	510,196
7/31/19	525,801	523,323
10/31/19	531,824	528,261
1/31/20	543,641	540,743
4/30/20	506,318	521,225
7/31/20	545,688	551,364
10/31/20	543,150	547,245
1/31/21	564,296	562,449
4/30/21	566,771	561,597
7/31/21	578,590	569,504
10/31/21	570,270	561,672
1/31/22	562,803	551,837
4/30/22	524,712	517,319
7/31/22	532,831	530,049
10/31/22	491,541	494,389
1/31/23	531,511	533,903
4/30/23	530,224	532,190
7/31/23	534,425	534,971
10/31/23	503,438	507,460
1/31/24	552,634	549,397
4/30/24	549,379	543,273
7/31/24	564,525	554,995
10/31/24	567,362	556,664
1/31/25	569,484	560,832
4/30/25	559,686	552,308
7/31/25	556,321	554,980
10/31/25	586,358	579,872

202501-4140694, 202512-4880947

F1216-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/1/19
Summit Municipal Income Fund (I Class)	3.35%	1.54%	2.42%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.17	1.16	2.25

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,180,992
  Number of Portfolio Holdings914
  Investment Advisory Fees Paid (000s)$9,348
  Portfolio Turnover Rate30.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Texas	11.6%
New York	10.8
California	9.1
Georgia	6.1
Florida	5.0
Maryland	4.3
Puerto Rico	4.0
District of Columbia	3.6
Virginia	3.5
Other	42.0

Industry Allocation (as a % of Net Assets)

Transportation	25.0%
Health Care	12.3
Special Tax	12.1
Housing	7.4
Education	6.8
General Obligations - Local	6.6
General Obligations - State	5.8
Water & Sewer	4.1
Leasing	3.1
Other	16.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Income Fund

I Class (PRIMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRINX Summit Municipal
Income Fund
PAIMX Summit Municipal
Income Fund–
.
Advisor Class
PRIMX Summit Municipal
Income Fund–
.
I Class

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 11.28 $ 10.36 $ 10.43 $ 12.42 $ 12.11
Investment activities
Net investment income
(1)(2)
0.41 0 .37 0.33 0.27 0.28
Net realized and unrealized
gain/loss (0.05) 0.92 (0.06) (1.99) 0.31
Total from investment
activities 0.36 1.29 0.27 (1.72) 0.59
Distributions
Net investment income (0.40) (0.37) (0.33) (0.27) (0.28)
Net realized gain — — (0.01) — —
Total distributions (0.40) (0.37) (0.34) (0.27) (0.28)
NET ASSET VALUE
End of period $ 11.24 $ 11.28 $ 10.36 $ 10.43 $ 12.42
Ratios/Supplemental Data
Total return
(2)(3)
3.33% 12.47% 2.41% (13.99)% 4.87%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.50% 0.53% 0.53% 0.54% 0.52%
Net expenses after waivers/
payments by Price Associates 0.45% 0.50% 0.50% 0.50% 0.50%
Net investment income 3.67% 3.30% 3.03% 2.33% 2.23%
Portfolio turnover rate 30.1% 16.2% 19.2% 29.7% 23.8%
Net assets, end of period (in
millions) $1,208 $1,228 $953 $833 $1,678
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 11.28 $ 10.36 $ 10.43 $ 12.42 $ 12.11
Investment activities
Net investment income
(1)(2)
0.38 0.35 0.30 0.25 0.25
Net realized and unrealized
gain/loss (0.05) 0.91 (0.06) (1.99) 0.31
Total from investment
activities 0.33 1.26 0.24 (1.74) 0.56
Distributions
Net investment income (0.37) (0.34) (0.30) (0.25) (0.25)
Net realized gain — — (0.01) — —
Total distributions (0.37) (0.34) (0.31) (0.25) (0.25)
NET ASSET VALUE
End of period $ 11.24 $ 11.28 $ 10.36 $ 10.43 $ 12.42
Ratios/Supplemental Data
Total return
(2)(3)
3.07% 12.19% 2.15% (14.20)% 4.61%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.81% 0.87% 0.93% 0.92% 0.88%
Net expenses after
waivers/payments by Price
Associates 0.70% 0.75% 0.75% 0.75% 0.75%
Net investment income 3.42% 3.06% 2.77% 2.11% 2.00%
Portfolio turnover rate 30.1% 16.2% 19.2% 29.7% 23.8%
Net assets, end of period (in
thousands) $1,820 $2,087 $315 $554 $927
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 11.29 $ 10.36 $ 10.44 $ 12.42 $ 12.11
Investment activities
Net investment income
(1)(2)
0.42 0.38 0.34 0.29 0.29
Net realized and unrealized
gain/loss (0.06) 0.93 (0.07) (1.98) 0.31
Total from investment
activities 0.36 1.31 0.27 (1.69) 0.60
Distributions
Net investment income (0.41) (0.38) (0.34) (0.29) (0.29)
Net realized gain — — (0.01) — —
Total distributions (0.41) (0.38) (0.35) (0.29) (0.29)
NET ASSET VALUE
End of period $ 11.24 $ 11.29 $ 10.36 $ 10.44 $ 12.42
Ratios/Supplemental Data
Total return
(2)(3)
3.35% 12.70% 2.42% (13.81)% 4.99%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.35% 0.39% 0.39% 0.39% 0.38%
Net expenses after
waivers/payments by Price
Associates 0.35% 0.39% 0.39% 0.39% 0.38%
Net investment income 3.78% 3.41% 3.14% 2.51% 2 .32%
Portfolio turnover rate 30.1% 16.2% 19.2% 29.7% 23.8%
Net assets, end of period (in
millions) $1,971 $1,808 $1,244 $1,167 $1,289
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Income Fund
October 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 2,097 —
Total Common Stocks (Cost $–) —
MUNICIPAL SECURITIES 99.0%
ALABAMA  1.7%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  2,500 2,627
Alabama State Univ., 5.50%, 9/1/45 (2) 1,700 1,847
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,414
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,289
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  6,225 6,750
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,856
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  2,305 2,531
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  4,500 4,787
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (3) 2,875 2,789
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (3) 2,775 2,590
Selma Ind. Dev. Board, Int'l. Paper, Series A, 4.20%, 5/1/34  3,000 3,098
Southeast Energy Auth. A Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,070
Southeast Energy Auth. A Cooperative Dist., Series D, 5.00%,
9/1/35  2,925 3,240
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (4) 3,765 3,789
53,677
ARIZONA  1.0%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 2.87%, 1/1/37  525 515
Arizona IDA, Equitable School, Series A, 5.00%, 11/1/44  2,425 2,446
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/49  2,150 2,184
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (3) 1,025 1,045
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (3) 6,625 6,736

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/37 (3) 1,760 1,817
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/38 (3) 1,760 1,812
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/42 (3) 3,000 3,031
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (3) 2,115 2,124
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/54  940 922
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  4,540 4,570
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/59 (4) 2,345 2,118
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 702
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 790
Tempe IDA, Friendship Village, Series A, 5.625%, 12/1/60  2,000 2,003
32,815
ARKANSAS  0.2%
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (3)(4) 2,500 2,694
Arkansas DFA, Green Bond, Series B, 7.375%, 7/1/48 (3)(4) 2,500 2,717
5,411
CALIFORNIA  9.1%
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (5) 5,000 3,746
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 5.25%, 7/1/54 (3) 3,250 3,385
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,180 3,498
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A, VRDN, 5.00%, 5/1/54 (Tender 4/1/32)  2,480 2,701
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,918
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B, VRDN, 5.00%, 3/1/56 (Tender 11/1/35)  9,450 10,373
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,330 5,754
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  3,775 4,210
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (4) 2,960 2,329
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (4) 10,000 7,572
California Community Housing Agency, Verdant at Green
Valley, Series A, 5.00%, 8/1/49 (4) 680 628
California EFA, Stanford Univ., Series V-1, 5.00%, 5/1/49  500 573

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  13,000 13,806
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (5) 4,575 3,569
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 601
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,152
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,102
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  514 532
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  3,789 3,917
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 6,011
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 9,052
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 4,999
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (3) 2,855 2,909
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,631
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 10,015 10,072
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (2) 1,775 1,829
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,801
California Municipal Fin. Auth., Waste Management Project,
Series A, VRDN, 3.80%, 10/1/45 (Tender 12/1/25) (3) 3,750 3,749
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (4) 6,070 6,495
California School Fin. Auth., Fortune School of Ed., Series A,
5.00%, 6/1/54 (4) 3,225 2,916
California School Fin. Auth., Fortune School of Ed., Series A,
5.125%, 6/1/59 (4) 1,250 1,137
California School Fin. Auth., New Designs Charter School
Project, Series A, 5.00%, 6/1/64 (4) 1,500 1,364
California State Univ., Series C, 4.00%, 11/1/45  1,000 978
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments, Series A,
5.00%, 5/15/47  2,820 2,836
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 875 826
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,600
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (4) 600 602

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 1,390 1,381
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 1,630 1,636
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  325 333
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 939
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 873
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,177
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,040
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  4,040 4,469
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,120 4,256
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (4) 2,035 1,866
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (4) 960 845
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (4) 3,680 2,841
CSCDA Community Improvement Auth., City of Orange,
Series B, 4.00%, 3/1/57 (4) 3,385 2,501
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (4) 2,826 2,184
Downey Unified School Dist., Series A, GO, 4.00%, 8/1/52  7,000 6,596
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  10,000 1,059
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  2,915 2,937
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (5) 5,270 5,607
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  1,835 1,843
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,712
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (3) 6,400 6,426
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 5,475 5,066
Los Angeles Dept. of Airports, Los Angeles Int'l., 5.00%,
5/15/43 (3) 5,300 5,424
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41 (3) 2,000 1,956
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (3) 13,350 14,362

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Orange County Community Fac. Dist. No. 2021-1 Rienda,
Special Tax, Series A, 5.00%, 8/15/52  3,750 3,834
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,000 5,024
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,357
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 1,956
Sacramento County Airport, Series C, 5.00%, 7/1/37 (3) 1,410 1,457
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/41  705 681
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/46  1,830 1,652
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/42 (4) 2,090 2,142
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/47 (4) 2,455 2,479
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.375%, 9/1/52 (4) 1,655 1,668
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.25%, 7/1/43 (3) 1,700 1,843
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.50%, 7/1/55 (3) 3,050 3,283
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  800 789
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (3) 5,155 5,258
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/40 (3) 6,455 7,086
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/41 (3) 3,500 3,806
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/42 (3) 3,230 3,481
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (3) 9,000 9,680
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48 (3) 7,055 7,590
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  1,425 1,647
Univ. of California Regents, Series O, 5.50%, 5/15/58  2,575 2,657
287,872
COLORADO  2.5%
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/44  2,875 3,248

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/45  1,575 1,769
Colorado, COP, 6.00%, 12/15/40  9,325 10,819
Colorado, COP, 6.00%, 12/15/41  12,435 14,312
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy,
5.80%, 4/1/54 (4) 1,000 990
Colorado HFA, Adventhealth Obligated Group, Series A, 4.00%,
11/15/46  1,500 1,401
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  8,690 7,912
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 1,285 948
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 440 316
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,703
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,365
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,951
Colorado Housing & Fin. Auth., Albion Apartments Project,
VRDN, 3.375%, 7/1/44 (Tender 7/1/28)  2,125 2,136
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,341
Denver City & County Airport, Series A, 5.25%, 12/1/48 (3) 11,110 11,294
Denver City & County Pledged Excise Tax Revenue,
Series A-1, 5.00%, 8/1/48  10,000 10,007
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 503
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,072 1,022
Parterre Metropolitan Dist. No. 5, Series A, GO, 5.875%,
12/1/45  1,000 1,046
Univ. of Colorado Hosp. Auth., VRDN, 4.00%, 11/15/39  500 500
79,583
CONNECTICUT  0.8%
Connecticut, Series B, GO, 3.00%, 1/15/42 (5) 6,200 5,322
Connecticut, Series C, GO, 5.00%, 6/15/32  350 401
Connecticut, Series C, GO, 5.00%, 6/15/40  700 764
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  3,330 3,275
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,785 1,534
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 848
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 531
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  3,130 3,324
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 6,713

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,747
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (6)(7)(8) 1,235 309
24,768
DELAWARE  1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,176
Delaware HFA, Bayhealth Medical Center Project, Series A,
4.00%, 7/1/40  1,825 1,812
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,729
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,294
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  12,360 12,674
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,531
Delaware Transportation Auth., Senior, 3.00%, 7/1/43  6,530 5,653
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  3,360 2,853
Town of Bridgeville, Heritage Shores Special Dev. Dist., 5.25%,
7/1/44 (4) 400 405
Town of Bridgeville, Heritage Shores Special Dev. Dist.,
5.625%, 7/1/53 (4) 400 407
34,534
DISTRICT OF COLUMBIA  3.6%
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/42  6,125 6,699
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/43  3,425 3,714
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 5/1/48  6,000 6,403
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 6/1/50  12,600 13,615
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,307
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,790 1,817
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 363
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 492
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 866
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,344
Metropolitan Washington Airports Auth. Aviation Revenue,
Series A, 5.50%, 10/1/43 (3) 1,200 1,328
Metropolitan Washington Airports Auth. Aviation Revenue,
Series A, 5.50%, 10/1/44 (3) 4,050 4,447
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53 (3) 5,000 5,192

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/54 (3) 4,400 4,656
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (2) 14,200 12,776
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,447
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,619
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 8,125
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/15/50  3,000 3,210
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  3,950 4,233
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  7,500 7,138
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  3,090 3,267
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  13,925 14,658
115,716
FLORIDA  5.0%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (6)(8) 569 8
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,581
Braddock Lakes Community Dev. Dist., 5.55%, 5/1/45  700 700
Braddock Lakes Community Dev. Dist., 5.75%, 5/1/55  1,425 1,422
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  520 555
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  400 425
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/50 (4) 3,500 3,446
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/55 (4) 1,275 1,237
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (9) 1,270 1,289
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34 (2) 2,700 2,942
East Nassau Stewardship Dist., PDP No. 4 Project,
Series 2025, 6.00%, 5/1/45  4,100 4,255
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,475 2,549
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.00%, 6/15/45 (4) 1,600 1,654

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.125%, 6/15/50 (4) 875 903
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN,
6.125%, 7/1/32 (Tender 7/1/26) (3)(4) 5,500 5,546
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33 (4) 1,410 1,361
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (4) 1,515 1,399
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (4) 2,975 2,582
Greater Orlando Aviation Auth., 5.25%, 10/1/44 (3) 5,350 5,725
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (3) 705 729
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (3) 8,700 8,843
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series B, 5.50%, 10/1/49 (3) 4,250 4,569
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series E, 5.00%, 10/1/48 (3) 4,500 4,543
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  4,000 4,302
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (3) 580 607
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (3) 600 630
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (3) 3,525 3,572
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 1,960 1,640
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,395 3,444
JEA Water & Sewer System Revenue, Series A, 5.25%, 10/1/55  15,000 16,097
KD52 Community Dev. Dist. No. 1, 5.875%, 5/1/45  710 713
KD52 Community Dev. Dist. No. 1, 6.125%, 5/1/56  1,720 1,728
Kingston One Community Dev. Dist., Assessment Area One -
2025 Project, 6.00%, 5/1/57  5,000 5,144
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  980 985
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast, 5.80%, 5/1/45  1,700 1,765
Lee County Florida Airport Revenue, 5.25%, 10/1/54 (2)(3) 4,325 4,467
Lee County Florida Airport Revenue, Series A, 5.00%,
10/1/27 (3) 3,525 3,649
Lee County IDA, Health System, Series 1, 5.00%, 4/1/39  970 1,004
Manatee County, Florida Revenue Improvement Bonds, 5.50%,
10/1/53  6,000 6,543
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (3) 6,250 7,049

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Aviation Revenue, Series A, 5.50%,
10/1/55 (3) 5,000 5,306
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  6,825 6,002
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,815
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  3,000 2,694
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.25%, 6/1/56  3,045 2,461
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,000 7,157
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,279
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,000 1,031
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,520 2,565
158,912
GEORGIA  6.1%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/41 (3) 1,100 1,194
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/43 (3) 8,250 8,813
Atlanta Dept. of Aviation, Series B-1, 5.25%, 7/1/45 (3) 8,990 9,569
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (6)(8) 835 476
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (6)(8) 3,405 1,941
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (4) 6,843 6,099
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
5.00%, 7/1/35 (4) 1,515 1,578
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
6.00%, 7/1/50 (4) 1,525 1,583
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
6.00%, 7/1/55 (4) 5,250 5,424
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,607
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,758
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  4,920 5,325
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/44  5,385 5,153
Burke County Dev. Auth., Georgia Power Plant Vogtle, First
Series, VRDN, PCR, 3.95%, 7/1/49  950 950
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
RAC, 4.00%, 4/1/52  3,880 3,414
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%,
4/1/50  2,080 1,863

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/47  1,000 1,007
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,861
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,625
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33  1,410 1,428
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/46  4,000 3,739
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  3,500 3,088
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,118
George L Smith II Congress Center Auth., 4.00%, 1/1/54  14,565 12,441
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (4) 4,545 4,310
Georgia Ports Auth., 5.00%, 7/1/47  5,840 6,118
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 4,149
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,671
Georgia, Bidding Group 2, Series A, GO, 4.00%, 7/1/42  5,375 5,457
Georgia, Group 3, Series A, GO, 3.00%, 8/1/40  6,500 5,866
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,060 1,081
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,953
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,843
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,535 8,656
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  4,400 4,622
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,926
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  19,315 20,976
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  4,990 5,033
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 481
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 927
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 262
Municipal Electric Auth. of Georgia, Plant Vogtle Units 3&4
Project, Series A, 5.00%, 1/1/49 (5) 3,265 3,280
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/26  2,555 2,563

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/27  1,435 1,471
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/28  1,515 1,590
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (5) 4,100 4,306
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/43  6,500 7,222
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series B, 6.00%, 6/1/50 (4) 1,625 1,617
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.00%, 6/1/58 (2) 1,200 1,234
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.50%, 6/1/50 (2) 1,000 1,076
192,744
GUAM  0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,269
1,269
HAWAII  0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (3) 4,230 4,296
Hawaii Airports System, Series A, 5.50%, 7/1/54 (3) 3,000 3,239
7,535
IDAHO  0.2%
Idaho, Series A, 5.25%, 8/15/48  3,100 3,341
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 2,485 2,365
5,706
ILLINOIS  3.2%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,115
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (3) 5,700 5,548
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (3) 6,675 7,050
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,550
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,136
Cook County Sales Tax Revenue, 5.00%, 11/15/46  14,770 15,494
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,027
Illinois, GO, 5.00%, 2/1/39  820 893
Illinois, GO, 5.50%, 5/1/26  1,150 1,164
Illinois, Series A, GO, 5.00%, 10/1/31  705 744
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,553
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,055
Illinois, Series A, GO, 5.50%, 3/1/42  4,990 5,382

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,708
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,592
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,118
Illinois, Series B, GO, 5.00%, 10/1/32  845 889
Illinois, Series B, GO, 5.25%, 5/1/47  900 937
Illinois, Series B, GO, 5.25%, 5/1/48  1,000 1,038
Illinois, Series B, GO, 5.25%, 5/1/49  1,000 1,038
Illinois, Series B, GO, 5.50%, 5/1/47  5,325 5,604
Illinois Fin. Auth., Series C, 5.00%, 2/15/34  255 261
Illinois Fin. Auth., Series C, 5.00%, 2/15/34 (Prerefunded
2/15/27) (9) 50 51
Illinois Fin. Auth., Series C, 5.00%, 2/15/36  375 383
Illinois Fin. Auth., Series C, 5.00%, 2/15/36 (Prerefunded
2/15/27) (9) 75 77
Illinois Fin. Auth., Series C, 5.00%, 2/15/41  680 689
Illinois Fin. Auth., Series C, 5.00%, 2/15/41 (Prerefunded
2/15/27) (9) 630 649
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (4) 1,100 1,127
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.85%, 7/15/55  200 200
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN,
3.75%, 11/15/37  20,000 20,000
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,327
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 789
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 618
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 830
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 1,410 1,636
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (10) 1,705 1,755
101,027
INDIANA  0.9%
Indiana Fin. Auth., Depauw Univ. Project, Series A, 5.50%,
7/1/52  6,000 6,128
Indiana Fin. Auth., Indiana Univ. Health, Series C, 5.25%,
10/1/44  4,650 5,075
Indiana Fin. Auth., Republic Services Project, VRDN, 3.80%,
5/1/28 (Tender 12/1/25) (3) 1,720 1,719
Indiana Fin. Auth., Republic Services Project, Series A, VRDN,
3.80%, 5/1/28 (Tender 12/1/25) (3) 2,880 2,879
Indiana Fin. Auth., Student Housing Project, Series 2023A,
5.00%, 6/1/53  4,285 4,249
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 866

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Indiana Housing & Community Development Auth., Series C-1,
4.85%, 7/1/45  4,850 4,933
Valparaiso, Pratt Paper, 4.875%, 1/1/44 (3)(4) 2,025 2,042
27,891
IOWA  0.1%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.875%,
10/1/65  1,800 1,825
1,825
KANSAS  0.1%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (4) 4,050 4,259
4,259
KENTUCKY  1.1%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 417
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 332
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 443
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 240
Henderson, Pratt Paper Project, Series A, 4.70%, 1/1/52 (3)(4) 1,000 945
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,130 1,142
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  1,000 1,004
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,030 3,034
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,584
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,405
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  3,260 3,464
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  4,295 4,736
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,848
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,212
33,806
LOUISIANA  0.4%
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (3)(4) 1,400 1,483
New Orleans Aviation Board, General Airport, Series D-2,
5.00%, 1/1/38 (3) 885 892
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,324

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (9) 3,875 3,881
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,400 4,432
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,080 1,075
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 703
13,790
MAINE  0.0%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (3)(4) 1,000 1,010
1,010
MARYLAND  4.3%
Anne County Arundel, GO, 4.00%, 10/1/53  1,000 947
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 4,687
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,100
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,550
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,100 2,112
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,248
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,522
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/40  9,515 7,086
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 317
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 213
Maryland CDA, Series A, 4.50%, 9/1/48  900 912
Maryland CDA, Series D, 3.25%, 9/1/50  5,125 5,079
Maryland DOT, Series A, 5.25%, 8/1/49 (2)(3) 5,825 6,155
Maryland DOT, Series B, 4.00%, 8/1/37 (3) 1,485 1,492
Maryland DOT, Series B, 4.00%, 8/1/38 (3) 1,370 1,371
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (3) 3,700 3,727
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (3) 2,500 2,487
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (3) 6,600 6,507
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  2,270 2,343
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (2) 8,225 8,420
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  810 689
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,020 1,040
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  4,375 4,425
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  5,000 5,001

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  1,380 1,417
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,460 3,661
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,179
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,823
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,245
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,485
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,090
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 2,955
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,186
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47  9,090 9,240
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,936
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  4,290 3,929
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,699
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,698
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 213
Univ. System of Maryland, Series A, 4.00%, 4/1/43  2,150 2,148
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,411
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,989
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 9,072
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/45  3,525 3,495
136,301
MASSACHUSETTS  1.3%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 3,125
Massachusetts, Series C, GO, 5.00%, 6/1/44  5,000 5,413
Massachusetts Bay Transportation Auth. Sales Tax Revenue,
Series B, 5.25%, 7/1/54  9,950 10,660
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (2) 5,150 5,569
Massachusetts Dev. Fin. Agency, Mass General Brigham Issue,
Series E-1, VRDN, 3.10%, 7/1/52  5,000 5,000
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (4) 700 668
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (3) 4,825 4,372

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Port Auth., Series B, 4.00%, 7/1/46 (3) 7,500 6,888
41,695
MICHIGAN  1.9%
Detroit, GO, 5.00%, 4/1/27  565 578
Detroit, GO, 5.50%, 4/1/32  415 454
Detroit, GO, 5.50%, 4/1/34  235 256
Detroit, GO, 5.50%, 4/1/36  305 329
Detroit, GO, 5.50%, 4/1/38  690 738
Detroit, GO, 5.50%, 4/1/40  475 502
Detroit, GO, 5.50%, 4/1/45  355 367
Detroit, GO, 5.50%, 4/1/50  705 725
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,405
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  1,885 1,907
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  5,885 6,261
Great Lakes Water Auth. Water Supply, Second Lien, Series D,
5.25%, 7/1/42  3,580 3,979
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  585 585
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/43  885 761
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,558
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  2,275 2,318
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/37  2,470 2,508
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,030
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,475
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,436
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,529
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,123
Wayne County, Series C, 5.00%, 12/1/37 (2)(3)(4) 7,050 7,202
59,026
MINNESOTA  0.8%
Minneapolis-St. Paul Metropolitan Airports Commission, Private
Activity, Series B, 5.25%, 1/1/49 (3) 6,000 6,283
Minnesota, Series B, GO, 4.00%, 8/1/42  8,000 8,069
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  3,080 3,467
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,945 3,294

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Shakopee MN Senior Housing Revenue, Benedictine Senior
Living Obligated Group - Windermere Way Project, 5.875%,
11/1/65  1,500 1,511
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (4) 2,000 1,883
24,507
MISSISSIPPI  0.0%
Warren County, Int'l. Paper, 4.00%, 9/1/32  1,000 1,029
1,029
MISSOURI  0.7%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 2,874
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,230
Missouri HEFA, SSM Health Care, Series F, VRDN, 3.95%,
6/1/44  6,050 6,050
Phelps County, Phelps Health, 5.75%, 12/1/45  1,500 1,627
Phelps County, Phelps Health, 6.00%, 12/1/55  2,875 3,092
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,584
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 538
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,360
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 527
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  45 44
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 381
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 307
23,614
NEBRASKA  0.6%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,256
Central Plains Energy Project, Series A-1, VRDN, 5.00%,
8/1/55 (Tender 8/1/31)  14,075 15,202
19,458
NEVADA  0.7%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (3) 4,000 4,128
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,583
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,788
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,272
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,791
Reno-Tahoe Airport Auth., Reno-Tahoe Int'l. Airport, Series A,
5.25%, 7/1/49 (3) 3,550 3,708
21,270

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
NEW HAMPSHIRE  0.8%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  3,607 3,680
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,672 2,578
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (9) 4,982 4,966
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,748 2,629
New Hampshire Business Fin. Auth., Series 2025-1, Class A,
4.75%, 6/20/41 (Tender 6/1/35)  6,142 6,372
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.086%, 1/20/41  696 651
New Hampshire Business Fin. Auth., Series A, Class A, VR,
4.034%, 10/20/51 (Prerefunded 10/1/51) (9) 4,372 4,303
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (4) 875 543
25,722
NEW JERSEY  2.7%
Hudson County Improvement Auth., Hudson County
Courthouse Project, 4.00%, 10/1/33  1,410 1,488
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (3) 1,760 1,760
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,197
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(3) 705 706
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (2)(3) 775 776
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (3) 6,115 6,120
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (3) 1,435 1,436
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (3) 4,775 4,849
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (3) 3,085 3,087
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (3)(4) 350 363
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (3)(4) 1,200 1,247
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/38  705 713
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,055 5,481
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,746

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  5,625 5,663
New Jersey Housing & Mortgage Fin. Agency, Series A, 4.80%,
11/1/45  1,775 1,783
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,260 1,340
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (9) 1,330 1,563
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,764
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,214
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  3,025 3,287
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,650 1,732
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 9,207
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/43  4,750 5,181
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,349
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,133
85,185
NEW YORK  10.8%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (3)
(4) 1,020 1,021
Build New York City Resource, Success Academy Charter
Schools Project, 5.00%, 9/1/38  1,485 1,583
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,598
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  3,800 2,863
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  2,250 1,855
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,346
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/54  9,395 8,686
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/44  1,000 1,080
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/45  700 751
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/51  18,525 19,367
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/51  10,000 10,486
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,718

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  6,625 7,245
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  5,175 5,278
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (4) 1,300 1,314
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,610
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,865
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  2,025 2,149
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,100 2,139
Empire State Dev., Series A, 5.00%, 3/15/50  11,395 11,942
Empire State Dev., Personal Income Tax, Series C, 5.00%,
3/15/47  3,525 3,630
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 429
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,060 1,739
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.63%, 1/1/55  680 617
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (2) 2,820 2,889
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  2,230 2,271
New York City, Series C-1, GO, 5.00%, 9/1/42  4,615 4,996
New York City, Series C-1, GO, 5.25%, 9/1/45  5,850 6,313
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,644
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,270
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,876
New York City, Series E, GO, 5.00%, 8/1/44  5,000 5,333
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class E, 4.375%, 12/15/43 (Prerefunded 12/15/31) (9) 2,820 2,885
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (9) 550 567
New York City Housing Dev., Sustainable Development Bonds,
Series C, 2.75%, 2/1/51  4,850 3,336
New York City Housing Dev., Sustainable Development Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  2,725 2,765
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.95%, 11/1/43  1,945 1,890
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (2) 3,750 2,912

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 2,904
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  4,025 4,283
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  1,250 1,218
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  6,805 7,006
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, 4.00%, 11/1/37  1,060 1,078
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 4.00%, 11/1/38  3,210 3,252
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 5.25%, 5/1/47  18,000 19,427
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 5.50%, 5/1/50  5,250 5,739
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series B-1, 5.00%, 8/1/38  3,525 3,683
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/39  1,175 1,187
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/44  2,370 2,272
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series F-1, 5.25%, 2/1/40  3,500 3,874
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series H-1, 5.25%, 11/1/45  5,000 5,429
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series H-1, 5.50%, 11/1/51  2,250 2,449
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.75%, 2/15/44  1,750 1,317
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
3.00%, 2/15/42  6,525 5,578
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
4.00%, 2/15/43  1,030 1,007
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (4) 1,230 1,231
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40 (4) 2,470 2,470
New York Liberty Dev., 7 World Trade Center, 3.00%, 9/15/43  3,750 3,085
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 3, 2.80%, 9/15/69  2,010 1,877
New York Power Auth., Series A, 4.00%, 11/15/45  2,210 2,110
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  3,000 2,215
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  95 95
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 14,026

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., 5.125%, 6/30/60 (2)(3) 3,500 3,517
New York Transportation Dev., 5.375%, 6/30/60 (3) 4,145 4,165
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (3) 1,025 1,025
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (3) 6,000 6,117
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (3) 2,115 2,162
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (3) 6,960 7,281
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (2)(3) 24,500 25,227
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 5.50%, 6/30/54 (3) 8,760 8,955
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 6.00%, 6/30/55 (3) 2,475 2,643
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 6.00%, 6/30/59 (3) 9,375 9,970
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,529
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 206, 5.00%, 11/15/42 (3) 4,475 4,538
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 236, 5.00%, 1/15/47 (3) 5,500 5,668
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  4,400 3,914
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.00%, 5/15/52  5,500 6,169
342,950
NORTH CAROLINA  2.3%
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 3.90%, 1/15/37  400 400
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,480
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (2)(3) 7,615 7,996
North Carolina Housing Fin. Agency, Series A, 4.55%,
7/1/45 (11) 3,250 3,251
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  4,250 4,283
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  5,210 5,643
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 705
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 1,029
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,450
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 662

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40  3,955 3,958
North Carolina Turnpike Auth., 5.00%, 1/1/40  10,900 11,256
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (2) 19,000 19,479
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (3) 705 754
Union County, Series C, GO, 2.50%, 9/1/37  4,590 4,088
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,486
71,920
OHIO  1.5%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  17,025 14,268
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 216
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 244
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  2,705 2,370
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,397
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,413
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  2,855 2,837
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  3,945 3,775
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  2,750 2,989
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,061
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,862
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 664
Ohio, Series A, 5.00%, 1/15/50  5,640 5,691
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (3)(4) 400 401
Ohio Housing Fin. Agency, Silver Birch Of Mansfield Project,
6.00%, 1/1/45 (4) 1,625 1,626
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (2) 2,985 2,886
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.00%, 12/1/44  1,000 1,001
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.125%, 12/1/55  300 292
48,993
OKLAHOMA  0.8%
Oklahoma County Fin. Auth., Series EX, 2.00%, 12/1/47  158 8
Oklahoma County Fin. Auth., Series EX, 5.875%, 12/1/47  768 417

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,116
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 15,741
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  5,575 6,069
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,640
24,991
OREGON  0.2%
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,844
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (3) 2,115 2,129
Port of Portland Airport, Series A, 4.00%, 7/1/39 (3) 3,525 3,494
7,467
PENNSYLVANIA  2.2%
Allegheny County Airport Auth., Pittsburgh Int'l. Airport,
Series A, 5.50%, 1/1/53 (2)(3) 7,500 7,873
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (4) 3,035 2,863
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded
7/1/29) (9) 260 279
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 706
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/34  1,940 2,036
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/37  1,760 1,833
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (3) 2,500 2,501
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.25%, 6/30/53 (3) 3,895 3,945
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/39 (3) 2,250 2,400
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (3) 3,935 4,103
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (3) 6,520 6,895
Pennsylvania Higher Ed. Assistance Agency, Series 1A, 5.00%,
6/1/34 (3) 2,150 2,297
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,335 3,605
Pennsylvania Housing Fin. Agency, Series 146A, 6.25%,
10/1/54  4,410 4,835
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  2,005 2,175
Pennsylvania State Univ., Series A, 5.00%, 9/1/44  5,450 5,887
Philadelphia IDA, Saint Josephs Univ., 5.25%, 11/1/52  3,565 3,688
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  8,920 9,639

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
State Public School Building Auth., Series A, 5.00%, 6/1/32 (2) 3,525 3,586
71,146
PUERTO RICO  4.0%
Puerto Rico Commonwealth, VR, GO, 11/1/43 (12) 14,395 9,195
Puerto Rico Commonwealth, VR, GO, 11/1/51 (12) 31,690 21,390
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (4) 1,050 1,097
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (4) 3,965 4,159
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4) 1,205 1,234
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,915 3,016
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 5,250 5,455
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 2,225 2,299
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 1,200 1,241
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 1,132
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,219 1,205
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,095 1,076
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,265 2,168
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  4,804 4,409
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 8,905
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,414
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,227 3,578
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(8) 35 23
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (6)(8) 60 40
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (6)(8) 475 313
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (6)(8) 130 86
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)
(8) 170 112

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)
(8) 660 436
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)
(8) 215 142
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)
(8) 260 172
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)
(8) 1,575 1,039
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (6)
(8) 500 330
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)
(8) 680 449
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)
(8) 165 109
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)
(8) 140 92
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)
(8) 60 40
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)
(8) 160 106
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)
(8) 125 82
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)
(8) 40 26
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)
(8) 70 46
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)
(8) 55 36
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)
(8) 525 346
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)
(8) 120 79
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)
(8) 60 40
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,527
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  26,172 24,746
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  13,608 13,217
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,666 2,522
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,467

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,428 4,325
127,921
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(8) 490 191
191
SOUTH CAROLINA  1.0%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  5,838 4,146
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,279
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,236 831
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,834
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,341
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.15%, 8/15/55 (4) 2,000 1,992
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,596
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  3,525 3,668
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.75%, 12/1/60 (11) 1,100 1,069
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 4,065
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/38 (2) 4,500 4,984
South Carolina State Housing Fin. & Dev. Auth., Series C,
4.80%, 7/1/45  3,800 3,843
32,648
SOUTH DAKOTA  0.5%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  9,275 9,049
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  7,125 7,530
16,579
TENNESSEE  1.4%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,364
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/54 (5) 1,000 1,057
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/59 (5) 1,500 1,585
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.125%, 7/1/54 (5) 3,030 3,121
Knox County Health Ed. & Housing Fac. Board, Univ. of
Tennessee Project, Series B-1, 5.00%, 7/1/49 (5) 1,200 1,233

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  515 544
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,097
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (3) 2,115 2,150
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (3) 10,405 10,910
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.00%, 6/1/44 (4) 850 829
Tennergy, Series A, VRDN, 5.00%, 10/1/54 (Tender 12/1/29)  6,900 7,362
Tennessee Energy Acquisition Corp, Series A, 5.00%, 12/1/35  11,025 11,999
44,251
TEXAS  11.6%
Aldine Independent School Dist., GO, 4.00%, 2/15/54  3,805 3,485
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.50%,
6/15/44 (4) 500 456
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.75%,
6/15/49 (4) 340 309
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/54 (4) 3,370 3,054
Arlington Higher Ed. Fin., Harmony Public Schools, 4.00%,
2/15/44  12,900 12,379
Arlington Higher Ed. Fin., KIPP Texas, 4.00%, 8/15/42  5,815 5,748
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,847
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,302
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,496
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,359
Austin Airport System Revenue, 5.00%, 11/15/43 (3) 1,000 1,040
Austin Airport System Revenue, Series B, 5.00%, 11/15/41 (3) 2,770 2,785
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 921
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 740
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  8,000 6,712
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  7,425 6,906
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/42  4,675 5,159
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  2,250 2,534
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 396

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  10,000 11,258
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,550 1,702
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  8,880 9,595
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/37  7,175 7,965
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/38  2,000 2,203
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/40  7,415 7,971
Dallas Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/43 (3) 7,000 7,519
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,774
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,010
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 804
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 804
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (4) 1,560 1,611
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (4) 575 593
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (4) 925 957
Grand Parkway Transportation, Grand Parkway System, First
Tier, 4.00%, 10/1/49  4,500 4,177
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian
Homes, Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., The Methodist Hospital
System, Series C-2, TECP, 3.90%, 11/3/25  3,300 3,300
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 486
Harris County Hosp. Dist., GO, 5.00%, 2/15/43  7,050 7,493
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,200 7,598
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  7,685 7,220
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/44 (2) 2,025 2,121
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/46 (2) 4,000 4,173
Houston Airport, Series A, 5.00%, 7/1/36 (3) 775 802
Houston Airport, Series A, 5.00%, 7/1/37 (3) 1,495 1,543
Houston Airport, Series A, 5.00%, 7/1/41 (3) 2,290 2,334
Houston Airport, Series A, 5.25%, 7/1/42 (2)(3) 5,000 5,338
Houston Airport, Series A, 5.25%, 7/1/43 (2)(3) 1,550 1,642
Houston Airport, Series A, 5.50%, 7/1/44 (3) 2,000 2,184
Houston Airport, Series A, 5.50%, 7/1/45 (3) 2,000 2,175
Houston Airport, Series B-1, 5.00%, 7/15/35 (3) 1,760 1,760
Houston Airport, Series C, 5.00%, 7/1/31 (3) 2,115 2,215

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Airport, Series C, 5.00%, 7/1/32 (3) 2,645 2,765
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/37 (3) 2,450 2,677
Hurst-Euless-Bedford Independent School Dist., GO, 4.00%,
8/15/50  3,600 3,358
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,201
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,326
Judson Independent School Dist., GO, 4.00%, 2/1/53  5,105 4,714
Klein Independent School Dist., GO, 4.00%, 8/1/47  5,000 4,766
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/40  3,000 3,356
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/41  950 1,052
Longview Independent School Dist., GO, 4.00%, 2/15/49  7,500 7,101
Mansfield Independent School Dist., GO, 4.00%, 2/15/49  4,700 4,417
Mansfield Independent School Dist., GO, 5.25%, 2/15/55  5,000 5,358
Midland Independent School Dist., GO, 5.00%, 2/15/47  4,075 4,273
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 4,440 4,455
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 60
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 65
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 70
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 476
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 526
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 290
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 855
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,486
New Hope Cultural Ed. Fac. Fin., Children's Health System,
Series A, 5.50%, 8/15/49  4,250 4,664
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, Series B, VR, 2.00%, 11/15/61 (2.00% PIK) (7)(8) 852 224
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 196
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 707
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,138
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,597
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39
(Prerefunded 1/1/26) (9) 855 858
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,630
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/41  6,700 7,280
Northwest Independent School Dist., GO, 5.25%, 2/15/55  5,000 5,342

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Permanent Univ. Fund - Texas A&M Univ. System, Series A,
5.00%, 7/1/54  5,000 5,281
Permanent Univ. Fund - Univ. of Texas System, Series 2022A,
4.00%, 7/1/42  3,600 3,576
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 4.00%, 1/1/50 (3)(4) 1,000 770
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 5.125%, 1/1/44 (3)(4) 1,750 1,717
Prosper Independent School Dist., GO, 4.00%, 2/15/54  6,070 5,578
San Antonio Water System, Junior Lien, Series B, 5.00%,
5/15/45  5,250 5,586
Spring Branch Independent School Dist., GO, 5.00%, 2/1/42  2,370 2,518
Spring Independent School Dist., GO, 5.25%, 8/15/45  3,500 3,847
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 420
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 785
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 867
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,870
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (6)(8) 1,632 —
Texas, Series A, GO, 4.125%, 8/1/46 (3) 8,850 8,459
Texas, Series A, GO, 5.00%, 8/1/41 (3) 6,030 6,364
Texas, Series A, GO, 5.00%, 8/1/42 (3) 6,335 6,624
Texas Dept. of Housing & Community Affairs, Series A, 5.75%,
1/1/56  7,000 7,727
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  195 198
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,752
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  14,950 16,455
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (3) 5,000 4,974
Texas Private Activity Bond Surface Transportation, Senior
Lien, North Tarrant Express Project, 5.50%, 12/31/58 (3) 5,620 5,846
Texas Transportation Fin., Series A, 5.50%, 10/1/55  8,300 9,085
367,637
UTAH  2.1%
Black Desert Public Infrastructure Dist., Black Desert
Assessment Area, 5.625%, 12/1/53 (4) 4,715 4,763
Downtown Revitalization Public Infrastructure Dist., SEG
Redevelopment Project, Series A, 5.00%, 6/1/39 (2) 1,300 1,374

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Downtown Revitalization Public Infrastructure Dist., SEG
Redevelopment Project, Series A, 5.25%, 6/1/43 (2) 1,900 2,099
Downtown Revitalization Public Infrastructure Dist., SEG
Redevelopment Project, Series C, 5.00%, 7/15/35 (4) 1,250 1,260
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (4) 2,175 2,162
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (4) 940 961
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (4) 1,880 1,935
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  585 604
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  11,374 11,857
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (3) 5,000 5,455
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (3) 5,000 5,064
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (3) 4,490 4,506
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (3) 3,000 3,099
Salt Lake City Airport, Series A, 5.50%, 7/1/53 (3) 4,150 4,382
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (4) 3,087 3,048
Tech Ridge Public Infrastructure Dist., Tech Ridge Assessment
Area, 6.25%, 12/1/54 (4) 2,700 2,779
Utah County, IHC Health Services, Inc., 5.00%, 5/15/41  5,000 5,026
Utah Transit Auth., 5.00%, 12/15/43  4,700 5,144
65,518
VIRGINIA  3.5%
Alexandria, GO, 4.00%, 12/15/42  5,350 5,409
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,422
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (2) 3,035 3,053
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,160
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,168
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 4,061
Fairfax County, Series A, GO, 4.00%, 10/1/41  3,345 3,403
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,418
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,426
Farmville IDA, Convocation Center Project, Series AG, 5.375%,
7/1/53 (Tender 7/1/43) (2) 4,300 4,574

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,665 2,502
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,031
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/37  3,080 2,516
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/38  3,075 2,443
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/39  3,075 2,371
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  355 376
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,542
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,474
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  10,740 10,650
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 4,311
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,181
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,068
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (3) 1,950 1,594
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (3) 6,890 6,830
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (3) 5,000 4,934
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (3) 1,045 968
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (3) 5,650 4,998
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (3) 705 696
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (3) 6,680 6,570
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (3) 7,220 7,028
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,945 3,721
112,898
WASHINGTON  3.3%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  3,000 3,439
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 1,978

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/37  1,620 1,747
King County, GO, 5.00%, 12/1/43  3,310 3,596
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33 (3) 3,000 3,346
Port of Seattle, Intermediate Lien, Series B, 5.25%, 10/1/43 (3) 7,500 8,134
Port of Seattle, Intermediate Lien, Series B, 5.25%, 7/1/49 (3) 12,750 13,428
Seattle Municipal Light & Power Revenue, 5.00%, 10/1/54  9,530 9,971
Seattle Municipal Light & Power Revenue, 5.25%, 2/1/55  5,150 5,537
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44  1,000 1,035
Washington, Series C, GO, 5.00%, 2/1/36  4,700 5,179
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,704
Washington State Housing Fin. Commission, Series 2025-1,
Class A-1, VR, 3.95%, 8/20/63 (Prerefunded 11/20/41) (9) 4,168 4,011
Washington State Housing Fin. Commission, Series 2025-1,
Class A-2, VR, 3.95%, 8/20/63 (Prerefunded 11/20/41) (9) 3,270 3,093
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/40 (4)(5) 1,000 1,056
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/45 (4)(5) 4,750 4,836
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.25%, 7/1/55 (4)(5) 6,115 6,227
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.50%, 7/1/50 (4) 3,975 4,023
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/54  5,535 5,365
Washington State Housing Fin. Commission, Social
Certificates, Series 2021-1, Class A, 3.50%, 12/20/35  4,787 4,655
Washington State Housing Fin. Commission, Social
Certificates, Series 2023-1, Class A, 3.375%, 4/20/37  9,807 9,266
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 3,525 3,197
105,823
WEST VIRGINIA  0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 325 330
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 325 329
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43 (4) 275 288
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26) (3) 1,150 1,156
2,103

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
WISCONSIN  2.6%
PFA, Aggie Apartment Life Holding Corp. II, Series A, 5.25%,
6/1/54  1,625 1,648
PFA, Campus Real Estate Holding, Series A, 5.00%, 6/1/35  1,100 1,177
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53 (4) 3,000 3,024
PFA, Eastern Michigan Univ., Series A-1, 5.375%, 7/1/47 (5) 4,880 5,103
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (3) 12,390 12,795
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (3) 10,850 11,238
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (3) 2,300 2,535
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (3) 3,875 4,256
PFA, Heritage Bend Project, Zero Coupon, 12/15/42 (4) 17,500 5,308
PFA, Kahala Nui Project, 5.25%, 11/15/55  850 861
PFA, Kahala Nui Project, 5.25%, 11/15/61  4,205 4,243
PFA, KSU Bixby Real Estate Foundation, Series A, 5.00%,
6/15/37  335 365
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/45  1,000 1,042
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  1,725 1,770
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  1,475 1,515
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  500 519
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  1,420 1,418
PFA, Roseman Univ., 5.00%, 4/1/40 (Prerefunded 4/1/30) (4)(9) 25 27
PFA, Roseman Univ., 5.00%, 4/1/50 (Prerefunded 4/1/30) (4)(9) 35 38
PFA, Unrefunded Balance, 5.00%, 4/1/40 (4) 375 376
PFA, Unrefunded Balance, 5.00%, 4/1/50 (4) 670 622
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
3.85%, 4/1/48  3,000 3,000
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  2,730 2,740
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,285 3,559
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  3,120 3,064
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (3) 705 705
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/42  1,205 1,243

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/52  2,730 2,732
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (4) 2,570 2,294
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (4) 2,325 2,309
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (4) 705 674
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (4) 740 694
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (4) 1,165 872
83,766
Total Municipal Securities (Cost $3,156,436) 3,148,759
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,081 3,408
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,179) 3,408
Total Investments in Securities
99.1% of Net Assets
(Cost $3,160,615) $ 3,152,167
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Insured by Assured Guaranty Incorporated
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $222,914 and represents 7.0% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Non-income producing
(9) Prerefunded date is used in determining portfolio maturity.
(10) Insured by National Public Finance Guarantee Corporation
(11) When-issued security
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
CDA Community Development Administration/Authority

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,160,615) $ 3,152,167
Interest receivable 44,004
Receivable for shares sold 1,500
Receivable for investment securities sold 91
Due from affiliates 13
Other assets 68
Total assets 3,197,843
Liabilities
Payable for investment securities purchased 10,086
Payable for shares redeemed 4,530
Investment management fees payable 872
Payable to directors 1
Other liabilities 1,362
Total liabilities 16,851
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 3,180,992

T. ROWE PRICE Summit Municipal Income Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (150,395)
Paid-in capital applicable to 282,969,654 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 3,331,387
NET ASSETS $ 3,180,992
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,208,043; Shares outstanding:
107,490,188) $ 11.24
Advisor Class
(Net assets: $1,820; Shares outstanding: 161,972) $ 11.24
I Class
(Net assets: $1,971,129; Shares outstanding:
175,317,494) $ 11.24

T. ROWE PRICE Summit Municipal Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Investment Income (Loss)
Interest income $ 125,928
Expenses
Investment management 9,882
Shareholder servicing
Investor Class $ 1,796
Advisor Class 4
I Class 74 1,874
Rule 12b-1 fees
Advisor Class 6
Prospectus and shareholder reports
Investor Class 46
I Class 33 79
Custody and accounting 252
Registration 146
Legal and audit 111
Directors 10
Miscellaneous 25
Waived / paid by Price Associates (534)
Total expenses 11,851
Net investment income 114,077
Realized and Unrealized Gain / Loss –
Net realized loss on securities (42,850)
Change in net unrealized gain / loss on securities 29,922
Net realized and unrealized gain / loss (12,928)
INCREASE IN NET ASSETS FROM OPERATIONS $ 101,149

T. ROWE PRICE Summit Municipal Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 114,077 $ 86,892
Net realized loss (42,850) (20,629)
Change in net unrealized gain / loss 29,922 212,475
Increase in net assets from operations 101,149 278,738
Distributions to shareholders
Net earnings
Investor Class (42,626) (35,938)
Advisor Class (73) (49)
I Class (69,737) (49,778)
Decrease in net assets from distributions (112,436) (85,765)
Capital share transactions
*
Shares sold
Investor Class 270,669 402,553
Advisor Class 290 1,844
I Class 733,065 885,238
Distributions reinvested
Investor Class 39,449 32,774
Advisor Class 73 49
I Class 53,957 37,567
Shares redeemed
Investor Class (325,409) (242,865)
Advisor Class (617) (167)
I Class (617,578) (468,290)
Increase in net assets from capital share
transactions 153,899 648,703

T. ROWE PRICE Summit Municipal Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase during period 142,612 841,676
Beginning of period 3,038,380 2,196,704
End of period $ 3,180,992 $ 3,038,380
*Share information (000s)
Shares sold
Investor Class 24,472 35,704
Advisor Class 25 165
I Class 66,490 78,667
Distributions reinvested
Investor Class 3,564 2,911
Advisor Class 7 5
I Class 4,876 3,334
Shares redeemed
Investor Class (29,383) (21,718)
Advisor Class (55) (15)
I Class (56,193) (41,877)
Increase in shares outstanding 13,803 57,176

T. ROWE PRICE Summit Municipal Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes. The fund has three classes of shares: the Summit Municipal Income Fund (Investor Class), the Summit
Municipal Income Fund–Advisor Class (Advisor Class) and the Summit
Municipal Income Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE Summit Municipal Income Fund

penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Summit Municipal Income Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Summit Municipal Income Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Summit Municipal Income Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on October 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ — $ — $ —
Fixed Income Securities
1
— 3,152,167 — 3,152,167
Total $ — $ 3,152,167 $ — $ 3,152,167
1
Includes Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE Summit Municipal Income Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,100,950,000 and $897,782,000, respectively, for the year ended
October 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Summit Municipal Income Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
($000s)
October 31,
2025
October 31,
2024
Tax-exempt income $ 112,436 $ 85,765
($000s)
Cost of investments $ 3,151,742
Unrealized appreciation $ 56,397
Unrealized depreciation (55,972)
Net unrealized appreciation (depreciation) $ 425
($000s)
Undistributed ordinary income $ 49
Undistributed tax-exempt income 758
Net unrealized appreciation (depreciation) 425
Loss carryforwards and deferrals (151,627)
Total distributable earnings (loss) $ (150,395)

T. ROWE PRICE Summit Municipal Income Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the

T. ROWE PRICE Summit Municipal Income Fund

time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,188,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides
Investor
Class
Advisor
Class I Class
Expense limitation 0.45% 0.45% 0.45%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 12/31/26
(Waived)/repaid during the period ($000s) $(532) $(2) $—

T. ROWE PRICE Summit Municipal Income Fund

shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended October 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price
Associates and $132,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $36,526,000 and
$28,672,000, respectively, with net realized gain of $0 for the year ended
October 31, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Summit Municipal Income Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Summit Municipal Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc.
and Shareholders of T. Rowe Price Summit Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Summit Municipal Income
Fund (one of the funds constituting T. Rowe Price Summit Municipal Funds,
Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October
31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31,
2025, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Summit Municipal Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Summit Municipal Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $111,041,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F84-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025